Supplemental Guarantor Financial Information - Schedule of Condensed Consolidated Income Statement (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Condensed Financial Statements, Captions [Line Items]
Revenue	$ 52,329	$ 53,041	[1]	$ 54,859	[1]
Cost of sales	(20,362)	(19,933)	[1]	(20,975)	[1]
Gross profit	31,967	33,108	[1]	33,884	[1]
Distribution expenses	(5,525)	(5,612)	[1]	(5,716)	[1]
Sales and marketing expenses	(7,348)	(7,774)	[1]	(8,265)	[1]
Administrative expenses	(3,548)	(3,421)	[1]	(3,779)	[1]
Other operating income/(expenses)	552	113		337
Profit from operations	16,098	16,414	[1]	16,460	[1]
Net finance income/(cost)	(3,473)	(8,826)	[1]	(6,626)	[1]
Share of result of associates and joint ventures	152	153	[1]	430	[1]
Profit before tax	12,776	7,741	[1]	10,264	[1]
Income tax expense	(2,786)	(2,585)	[1]	(1,658)	[1]
Profit	9,990	5,157		8,606
Profit from continuing operations	9,990	5,157	[1]	8,606	[1]
Profit from discontinued operations	424	531	[1]	560	[1]
Profit of the year	10,414	5,688	[2]	9,166	[2]
Profit from continuing operations attributable to:
Equity holders of AB InBev	8,748	3,839	[1]	7,430	[1]
Non-controlling interest	1,243	1,318	[1]	1,176	[1]
Profit of the period attributable to:
Equity holders of AB InBev	9,171	4,370	[1]	7,990	[1]
Non-controlling interest	1,243	1,318	[1]	1,176	[1]
Anheuser- Busch InBev SA/NV [member]
Condensed Financial Statements, Captions [Line Items]
Revenue	684	592		540
Cost of sales	(461)	(370)		(338)
Gross profit	223	222		202
Distribution expenses	(38)	(35)		(23)
Sales and marketing expenses	(154)	(187)		(181)
Administrative expenses	(306)	(205)		(255)
Other operating income/(expenses)	383	579		793
Profit from operations	108	374		536
Net finance income/(cost)	(320)	(209)		(819)
Share of result of associates and joint ventures
Profit before tax	(212)	165		(283)
Income tax expense				(16)
Profit	(212)	165		(299)
Income from subsidiaries	9,383	4,194		8,289
Profit from continuing operations	9,171	4,359		7,990
Profit of the year	9,171	4,359		7,990
Profit from continuing operations attributable to:
Equity holders of AB InBev	9,171	4,359		7,990
Profit of the period attributable to:
Equity holders of AB InBev	9,171	4,359		7,990
Anheuser Busch InBev Worldwide Inc. [member]
Condensed Financial Statements, Captions [Line Items]
Other operating income/(expenses)	1,344	1,125		1,066
Profit from operations	1,344	1,125		1,066
Net finance income/(cost)	(2,173)	(3,047)		(3,064)
Share of result of associates and joint ventures
Profit before tax	(829)	(1,922)		(1,998)
Income tax expense	233	293		614
Profit	(596)	(1,629)		(1,384)
Income from subsidiaries	3,101	1,887		3,720
Profit from continuing operations	2,505	257		2,336
Profit of the year	2,505	257		2,336
Profit from continuing operations attributable to:
Equity holders of AB InBev	2,505	257		2,336
Profit of the period attributable to:
Equity holders of AB InBev	2,505	257		2,336
Anheuser Busch InBev Finance Inc. [member]
Condensed Financial Statements, Captions [Line Items]
Profit from operations
Net finance income/(cost)	66	37		26
Share of result of associates and joint ventures
Profit before tax	66	37		26
Income tax expense	(8)			(17)
Profit	58	37		9
Profit from continuing operations	58	37		9
Profit of the year	58	37		9
Profit from continuing operations attributable to:
Equity holders of AB InBev	58	37		9
Profit of the period attributable to:
Equity holders of AB InBev	58	37		9
Anheuser Busch Companies [member]
Condensed Financial Statements, Captions [Line Items]
Revenue	14,229	15,584		14,015
Cost of sales	(5,985)	(7,297)		(5,818)
Gross profit	8,244	8,287		8,197
Distribution expenses	(1,063)	(1,168)		(1,015)
Sales and marketing expenses	(2,007)	(2,025)		(2,198)
Administrative expenses	(553)	(556)		(345)
Other operating income/(expenses)	(1,684)	(1,563)		(1,845)
Profit from operations	2,937	2,975		2,794
Net finance income/(cost)	931	2,435		3,210
Share of result of associates and joint ventures	(6)	3		2
Profit before tax	3,862	5,413		6,006
Income tax expense	(661)	(726)		1,506
Profit	3,201	4,687		7,512
Income from subsidiaries	157	98		126
Profit from continuing operations	3,358	4,785		7,637
Profit of the year	3,358	4,785		7,637
Profit from continuing operations attributable to:
Equity holders of AB InBev	3,361	4,784		7,637
Non-controlling interest	(3)	1
Profit of the period attributable to:
Equity holders of AB InBev	3,361	4,784		7,637
Non-controlling interest	(3)	1
Subsidiary Guarantors [member]
Condensed Financial Statements, Captions [Line Items]
Revenue
Cost of sales
Gross profit
Distribution expenses				(996)
Sales and marketing expenses
Administrative expenses	15	(51)		(66)
Other operating income/(expenses)	1	3		8
Profit from operations	16	(48)		(58)
Net finance income/(cost)	369	113		942
Share of result of associates and joint ventures	0			0
Profit before tax	385	65		884
Income tax expense	(1)	(2)		(177)
Profit	384	63		708
Income from subsidiaries	891	848		4,042
Profit from continuing operations	1,275	911		4,750
Profit of the year	1,275	911		4,750
Profit from continuing operations attributable to:
Equity holders of AB InBev	1,275	911		4,750
Profit of the period attributable to:
Equity holders of AB InBev	1,275	911		4,750
Non-Guarantors [member]
Condensed Financial Statements, Captions [Line Items]
Revenue	38,924	39,354		42,650
Cost of sales	(15,424)	(14,755)		(17,165)
Gross profit	23,500	24,599		25,485
Distribution expenses	(4,424)	(4,409)		(4,678)
Sales and marketing expenses	(5,187)	(5,562)		(5,886)
Administrative expenses	(2,704)	(2,609)		(3,113)
Other operating income/(expenses)	508	(31)		315
Profit from operations	11,693	11,988		12,122
Net finance income/(cost)	(2,346)	(8,155)		(6,921)
Share of result of associates and joint ventures	158	150		428
Profit before tax	9,505	3,983		5,629
Income tax expense	(2,349)	(2,150)		(3,568)
Profit	7,156	1,834		2,060
Income from subsidiaries	2,506	3,168		6,201
Profit from continuing operations	9,662	5,110		8,261
Profit from discontinued operations	424	531		560
Profit of the year	10,086	5,533		8,821
Profit from continuing operations attributable to:
Equity holders of AB InBev	8,416	3,685		7,085
Non-controlling interest	1,246	1,317		1,176
Profit of the period attributable to:
Equity holders of AB InBev	8,840	4,216		7,646
Non-controlling interest	1,246	1,317		1,176
Eliminations [member]
Condensed Financial Statements, Captions [Line Items]
Revenue	(1,508)	(2,489)		(2,346)
Cost of sales	1,508	2,489		2,346
Income from subsidiaries	(16,038)	(10,195)		(22,377)
Profit from continuing operations	(16,038)	(11,901)		(22,377)
Profit of the year	(16,038)	(10,195)		(22,377)
Profit from continuing operations attributable to:
Equity holders of AB InBev	(16,038)	(10,195)		(22,377)
Profit of the period attributable to:
Equity holders of AB InBev	$ (16,038)	$ (10,195)		$ (22,377)

[1]	The consolidated income statements for 2017 and 2018 have been restated to reflect the impact of adoption of IFRS 16 under the full retrospective application and the classification of the Australian operations as discontinued operations.
[2]	The consolidated statements of comprehensive income for 2018 and 2017 have been restated to reflect the impact of adoption of IFRS 16 under the full retrospective application.